Document and Entity Information	Total
Prospectus [Line Items]
Document Type	485BPOS
Document Period End Date	Jan. 06, 2020
Entity Registrant Name	LEUTHOLD FUNDS INC
Entity Central Index Key	0001000351
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 06, 2020
Document Effective Date	Jan. 06, 2020
Prospectus Date	Jan. 06, 2020
Leuthold Core ETF | Leuthold Core ETF
Prospectus [Line Items]
Trading Symbol	LCR